UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Academy Select Opportunities Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 81.06%
	Activities Related to Real Estate - 4.24%
10,000	St. Joe Co. (a)	$248,700
	Book, Periodical, and Music Stores - 0.30%
15,000	Borders Group, Inc. (a)	17,850
	Commercial and Industrial Machinery and Equipment Rental and Leasing - 3.87%
10,000	Exterran Holdings, Inc. (a)	227,100
	Communications Equipment Manufacturing - 5.19%
50,000	ANADIGICS, Inc. (a)	304,500
	Computer Systems Design and Related Services - 2.53%
3,500	Accenture Plc	148,715
	Consumer Goods Rental - 2.54%
20,000	RSC Holdings, Inc. (a)	149,200
	Data Processing, Hosting, and Related Services - 5.20%
20,000	Total System Services, Inc.	304,800
	Deep Sea, Coastal, and Great Lakes Water Transportation - 2.10%
10,000	Seaspan Corp.	123,400
	Depository Credit Intermediation - 1.82%
10,744	Hampden Bancorp, Inc.	106,903
	Insurance Carriers - 8.49%
4	Berkshire Hathaway, Inc. - Class A (a)	498,000
	Lessors of Real Estate - 4.06%
11,000	Tejon Ranch Co. (a)	238,370
	Medical Equipment and Supplies Manufacturing - 2.79%
15,000	Rochester Medical Corp. (a)	163,650
	Motion Picture and Video Industries - 6.26%
50,000	Lions Gate Entertainment Corp. (a)	367,500
	Natural Gas Distribution - 5.77%
15,000	Spectra Energy Corp.	338,250
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.46%
20,000	Hologic, Inc. (a)	320,200
	Oil and Gas Extraction - 3.58%
5,000	Ultra Petroleum Corp. (a)	209,900
	Other Amusement and Recreation Industries - 3.66%
5,000	Global Payments, Inc.	214,450
	Petroleum and Coal Products Manufacturing - 1.49%
5,000	Valero Energy Corp.	87,550
	Pharmaceutical and Medicine Manufacturing - 0.79%
6,500	Xenoport, Inc. (a)	46,215
	Waste Treatment and Disposal - 5.37%
20,000	Covanta Holding Corp.	315,000
	Wired Telecommunications Carriers - 5.55%
10,000	Verizon Communications, Inc.	325,900
	TOTAL COMMON STOCKS (Cost $4,887,098)	$4,756,153
Principal
Amount
	CONVERTIBLE BONDS - 2.01%
	Other Investment Pools and Funds - 2.01%
	Prologis
$50,000	1.875%, 11/15/2037	$46,875
75,000	2.625%, 05/15/2038	70,969
		117,844
	TOTAL CONVERTIBLE BONDS (Cost $51,552)	$117,844
Contracts
	PURCHASED OPTIONS - 0.82%
	CALL OPTIONS
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.02%
500	General Electric Co.
	Expiration: January 2011, Exercise Price: $25.00	$1,000
	Financial Services - 0.02%
700	Bank of America Corp.
	Expiration: January 2011, Exercise Price: $25.00	1,050
	Health and Personal Care Stores - 0.03%
600	CVS Caremark Corp.
	Expiration: January 2011, Exercise Price: $45.00	1,800
	PUT OPTIONS
	Other Investment Pools and Funds - 0.75%
	SPDR S&P 500 ETF Trust
100	Expiration: December 2010, Exercise Price: $100.00	14,500
100	Expiration: December 2010, Exercise Price: $105.00	21,900
200	Expiration: December 2010, Exercise Price: $85.00	7,800
		44,200
	TOTAL PURCHASED OPTIONS (Cost $201,398)	$48,050
Shares
	SHORT TERM INVESTMENTS - 16.05%
	Money Market Funds - 16.05%
942,007	Fidelity Institutional Government Portfolio, 0.06%	$942,007
	TOTAL SHORT TERM INVESTMENTS (Cost $942,007)	$942,007

	Total Investments (Cost $6,082,055) - 99.94%	$5,864,054
	Other Assets in Excess of Liabilities - 0.06%	3,556
	TOTAL NET ASSETS - 100.00%	$5,867,610

	Percentages are stated as a percent of net assets.

	(a) Non-income producing security.

	The accompanying notes are an integral part of these schedule of investments.

Academy Funds Trust
Notes to Schedule of Investments
September 30, 2010 (Unaudited)

1)  Significant Accounting Policies

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Academy Select Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$4,756,153	$-	$-	$4,756,153
Total Equity	$4,756,153	$-	$-	$4,756,153
Fixed Income
Convertible Bonds	$-	$117,844	$-	$117,844
Total Fixed Income	$-	$117,844	$-	$117,844
Purchased Options	$48,050	-	$-	$48,050
Short-Term Investments	$942,007	-	$-	$942,007

Total Investments in Securities	$5,746,210	$117,844	$-	$5,864,054

Transfers between levels are recognized at the end of the reporting period.  As of September 30, 2010, there were no significant transfers into, or out of Level 1 or Level 2 since December 31, 2009.

Disclosures about Derivative Instruments and Hedging Activities

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Options – The Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average monthly market value of the purchased options held during the nine months ended September 30, 2010 was $111,344.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows:1

Academy Select Opportunities Fund

Cost of Investments	$ 6,082,055

Gross unrealized appreciation	485,901
Gross unrealized depreciation	(703,902)
Net unrealized appreciation	$ (218,001)

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)    /s/ David Jacovini
David Jacovini, President

Date              11/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ David Jacovini
  David Jacovini, President & Treasurer

Date              11/22/10

* Print the name and title of each signing officer under his or her signature.